CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,396	$ 62	$ 5,849
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,941	3,636	2,781
Loss on sale of property, plant and equipment	54	12
Loss (gain) from change in fair value of derivatives	(490)	(152)	10
Interest from short-term bank deposits and restricted deposits	(6)	(24)	(33)
Change in provision for doubtful accounts	321	(29)	206
Share in results and sale of equity investment of affiliated companies	210	55	(1,237)
Share based compensation	174	105	38
Gain on bargain purchase			(4,833)
Liability in respect of employee rights upon retirement	241	123	28
Deferred income taxes, net	382	1,670	(21)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(4,493)	(2,392)	(2,375)
Decrease (increase) in other current assets and prepaid expenses	488	1,487	(85)
Decrease (increase) in inventory	210	(2,707)	(571)
Increase in trade accounts payable	578	1,192	436
Increase (decrease) in accrued expenses	(1,505)	2,521	525
Increase (decrease) in other long-term liabilities	(5)	(38)	15
Net cash provided by operating activities	2,496	5,521	733
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of subsidiary, net of cash acquired in the amount of $1,164 (see note 3a)			(1,796)
Proceeds from sale of equity investment of affiliated company			3,624
Investment in affiliated company	(383)	(905)
Funds in respect of employee rights upon retirement	(156)	2	8
Proceeds from sale of property and equipment		17	9
Purchase of property and equipment	(3,520)	(5,702)	(3,315)
Investment in short-term deposit			(8,109)
Maturities of short-term deposits	500	7,182	5,109
Net cash provided by (used in) investing activities	(3,559)	594	(4,470)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(3,000)	(3,000)
Repayments of short-term loans			(469)
Payment of contingent consideration		(500)
Exercise of options	144	130
Net cash used in financing activities	(2,856)	(3,370)	(469)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,919)	2,745	(4,206)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	21,433	18,688	22,894
CASH AND CASH EQUIVALENTS AT END OF YEAR	17,514	21,433	18,688
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	632	268	76
Supplemental disclosure of cash flow information:
Interest paid	(35)	(2)	(4)
Income taxes paid	$ (2,397)	$ (1,473)	$ (1,321)